Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities Disclosure

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31, 2012	December 31, 2013

Accrued litigation provision	2,077,753	2,079,671
Accrued payroll	1,951,347	659,870
Accrued professional service fees	1,766,673	1,720,454
Accrued welfare benefits	1,367,536	1,462,926
Advances from customers	415,475	26,920
Tax payable	883,095	400,602
Other accrued expenses	891,605	837,187
	9,353,484	7,187,630